General and Administrative	6 Months Ended
Jun. 30, 2024
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General and Administrative
7.	General and Administrative

	Three Months Ended June 30		Six Months Ended June 30

(in thousands)	2024	2023	2024	2023

Corporate

Salaries and benefits	$3,734	$3,593	$7,698	$7,454

Depreciation	228	268	446	556

Professional fees	540	909	1,034	1,423

Business travel	584	311	868	652

Director fees	252	248	541	581

Business taxes	254	139	601	713

Audit and regulatory	871	1,337	1,749	2,169

Insurance	354	519	851	1,057

Other	924	952	2,207	2,016

General and administrative - corporate	$7,741	$8,276	$15,995	$16,621

Subsidiaries

Salaries and benefits	$1,349	$1,156	$2,750	$2,317

Depreciation	119	115	238	218

Professional fees	474	189	665	260

Business travel	152	94	223	147

Director fees	52	52	115	103

Business taxes	55	65	127	139

Insurance	14	11	31	27

Other	285	258	561	483

General and administrative - subsidiaries	$2,500	$1,940	$4,710	$3,694

Consolidated general and administrative	$10,241	$10,216	$20,705	$20,315